Altegris Futures Evolution Strategy Fund
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

1. The “Fees and Expenses of the Fund” section of the Prospectus is deleted in its entirety and replaced as follows:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund's Prospectus.

SHAREHOLDER FEES (Fees paid directly from your investment)	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses (1)	0.61%	0.61%	0.61%	0.61%
Swap/Structured Note Fees and Expenses (2)	0.30%	0.30%	0.30%	0.30%
Remaining Other Expenses	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	2.36%	3.11%	2.11%	2.36%
Fee Waiver (3)	(0.12)%	(0.12)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver	2.24%	2.99%	1.99%	2.24%

(1) "Other Expenses”,  which have been estimated and restated, include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), as well as any amounts paid to swap counterparties and structured note issuers, as swaps and structured notes are the primary ways by which the Fund currently achieves exposure to managed futures strategies.  Amounts paid to swap counterparties and structured note issuers will reduce the returns of the associated reference assets for such swaps and notes (generally “Underlying Pools” as defined below), which provide managed futures exposure. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.

(2) The cost of swap(s) and structured note(s) include only the costs embedded in the swap(s) and note(s) that reduce returns of the associated reference assets (i.e., Underlying Pools), but do not include the operating expenses of those reference assets.  Returns of swap(s) and note(s) will be reduced, and their losses increased, by the operating expenses of the Underlying Pools used as reference assets, and such operating expenses may include management and performance fees of CTAs engaged by Underlying Pools, as well as Underlying Pool operator, administration and audit expenses  One or more of the Underlying Pools used as a reference asset for a swap(s) or note(s) may pay a performance fee to a CTA, even if the return of other reference assets associated with the swap(s)/note(s) is negative.   The operating expenses of reference assets, which are not reflected in the Annual Fund Operating Expenses table above, are embedded in the returns of the associated swap(s)/note(s) and represent an indirect cost of investing in the Fund.  Generally, the management fees and performance fees of  CTAs employed by the Underlying Pools that may be used as reference assets range from 0% to 2% of assigned trading level and 15% to 25% of the returns, respectively.

(3) The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 31, 2014, to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses of other investment companies, Underlying Pools, swaps or structured notes in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I  and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

CLASS	1-YEAR	3-YEAR	5-YEAR	10-YEAR
A	$789	$1,258	$1,753	$3,108
C	$402	$949	$1,620	$3,412
I	$202	$649	$1,123	$2,432
N	$227	$725	$1,250	$2,687

2.

Any references to the Fund’s investment management fee in the Fund’s Prospectus and Statement of Additional Information are hereby revised and replaced with the reduced, base management fee of 1.50%.  Further, the Advisory Fee Breakpoint Table in the Prospects is replaced with the above table.

*    *    *    *    *    *

This Supplement dated September 3, 2013, and the Prospectus and Statement of Additional Information, both dated January 29, 2013, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling the Fund at 1 (888) 524-9441.

Please retain this Supplement for future reference.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund’s Prospectus.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees Altegris Futures Evolution Strategy Fund	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altegris Futures Evolution Strategy Fund		Class A	Class C	Class I	Class N
Management Fees		1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	0.61%	0.61%	0.61%	0.61%
Swap/Structured Note Fees and Expenses	[2]	0.30%	0.30%	0.30%	0.30%
Remaining Other Expenses		0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		2.36%	3.11%	2.11%	2.36%
Fee Waiver	[3]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver		2.24%	2.99%	1.99%	2.24%
[1]	"Other Expenses", which have been estimated and restated, include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), as well as any amounts paid to swap counterparties and structured note issuers, as swaps and structured notes are the primary ways by which the Fund currently achieves exposure to managed futures strategies. Amounts paid to swap counterparties and structured note issuers will reduce the returns of the associated reference assets for such swaps and notes (generally "Underlying Pools" as defined below), which provide managed futures exposure. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[2]	The cost of swap(s) and structured note(s) include only the costs embedded in the swap(s) and note(s) that reduce returns of the associated reference assets (i.e., Underlying Pools), but do not include the operating expenses of those reference assets. Returns of swap(s) and note(s) will be reduced, and their losses increased, by the operating expenses of the Underlying Pools used as reference assets, and such operating expenses may include management and performance fees of CTAs engaged by Underlying Pools, as well as Underlying Pool operator, administration and audit expenses One or more of the Underlying Pools used as a reference asset for a swap(s) or note(s) may pay a performance fee to a CTA, even if the return of other reference assets associated with the swap(s)/note(s) is negative. The operating expenses of reference assets, which are not reflected in the Annual Fund Operating Expenses table above, are embedded in the returns of the associated swap(s)/note(s) and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of CTAs employed by the Underlying Pools that may be used as reference assets range from 0% to 2% of assigned trading level and 15% to 25% of the returns, respectively.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 31, 2014, to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses of other investment companies, Underlying Pools, swaps or structured notes in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Altegris Futures Evolution Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	789	1,258	1,753	3,108
Class C	402	949	1,620	3,412
Class I	202	649	1,123	2,432
Class N	227	725	1,250	2,687